Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment (Textual)
Amortization expense	$ 108,657	$ 162,980
Depreciation expense	$ 889,108	$ 562,537